MATERIAL EVENTS DURING THE REPORTING PERIOD - Fair value measurement of Share Options (Details) - Jun. 30, 2023	Total	Y	SFr / shares	$ / shares
Expected volatility of the share price
MATERIAL EVENTS DURING THE REPORTING PERIOD
Significant unobservable input	0.4118
Risk-free interest rate
MATERIAL EVENTS DURING THE REPORTING PERIOD
Significant unobservable input	0.0411
Expected average life of options
MATERIAL EVENTS DURING THE REPORTING PERIOD
Significant unobservable input		2.01
Share price
MATERIAL EVENTS DURING THE REPORTING PERIOD
Significant unobservable input			11.55	12.53